Document and Entity Information	0 Months Ended
Jun. 23, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 23, 2014
Registrant Name	STONE RIDGE TRUST
Central Index Key	0001559992
Amendment Flag	false
Document Creation Date	Jun. 23, 2014
Document Effective Date	Jun. 23, 2014
Prospectus Date	Jun. 23, 2014
Stone Ridge Global Equity Variance Risk Premium Master Fund | Class I
Risk/Return:
Trading Symbol	VRGIX
Stone Ridge Global Equity Variance Risk Premium Master Fund | Class M
Risk/Return:
Trading Symbol	VRGMX